June 18, 2007

Supplement

SUPPLEMENT DATED JUNE 18, 2007 TO THE PROSPECTUS OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE DEVELOPING GROWTH SECURITIES PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2007

The third sentence of the second paragraph in the section of the Prospectus entitled ‘‘The Portfolio — Principal Investment Strategies’’ is hereby deleted and replaced with the following:

In accordance with the Portfolio’s investment strategy, the capitalization range of securities in which the Portfolio may invest is consistent with the capitalization range of the Russell MidCap® Growth Index, which as of May 31, 2007, was between $1.26 billion and $30.03 billion.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT VAR DG 06/07

June 18, 2007

Supplement

SUPPLEMENT DATED JUNE 18, 2007 TO THE PROSPECTUS OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE GROWTH PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2007

The second sentence of the first paragraph in the section of the Prospectus entitled ‘‘The Portfolio — Principal Investment Strategies’’ is hereby deleted and replaced with the following:

As of May 31, 2007, the market capitalizations of companies included in the Russell 1000® Growth Index ranged between $1.26 billion and $476.48 billion.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT VAR GR 06/07